Business Combinations (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) entity	Dec. 31, 2014 USD ($) entity	Dec. 31, 2013 USD ($) entity item
Business Acquisition [Line Items]
Business combinations	$ 6,614,000	$ 250,000	$ 2,257,000
Segment Roto-Rooter [Member]
Business Acquisition [Line Items]
Number of businesses acquired | entity			1
Segment Roto-Rooter [Member] | PENNSYLVANIA and NEBRASKA [Member]
Business Acquisition [Line Items]
Number of businesses acquired | entity	2
Business combinations	$ 6,600,000
Segment Roto-Rooter [Member] | IDAHO
Business Acquisition [Line Items]
Number of businesses acquired | entity		1
Business combinations		$ 250,000
Segment Roto-Rooter [Member] | COLORADO
Business Acquisition [Line Items]
Number of Business Combinations | item			1
Business combinations			$ 756,000
Segment VITAS [Member] | TEXAS
Business Acquisition [Line Items]
Number of businesses acquired | entity			1
Business combinations			$ 1,500,000